Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Non-Current Trade and Other Receivables

	2021	2020
Non-current
Advances to suppliers	952	1,704
Income tax credits	6,862	5,283
Non-income tax credits (i)	19,156	18,195
Judicial deposits	1,674	2,188
Receivable from disposal of subsidiary (Note 21)	9,830	23,093
Other receivables	3,757	1,803
Non-current portion	42,231	52,266
Current
Trade receivables	63,726	58,530
Less: Allowance for trade receivables	(3,023)	(3,965)
Trade receivables – net	60,703	54,565
Prepaid expenses	9,405	10,427
Advances to suppliers	19,074	17,751
Income tax credits	1,846	1,709
Non-income tax credits (i)	29,414	33,628
Receivable from disposal of subsidiary (Note 21)	17,259	15,506
Cash collateral	21	36
Other receivables	8,127	12,040
Subtotal	85,146	91,097
Current portion	145,849	145,662
Total trade and other receivables, net	188,080	197,928

(i) Includes US$303 (2020: US$363) reclassified from property, plant and equipment.

Schedule of Carrying Amounts of Trade and Other Receivables by Currency
The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies (expressed in U.S. Dollars):

	2021	2020
Currency
U.S. Dollar	62,604	56,531
Argentine Peso	55,260	55,433
Uruguayan Peso	460	811
Brazilian Reais	69,756	85,153
	188,080	197,928

Schedule of Reconciliation of Changes in Allowance for Trade Receivables
Movements on the Group’s allowance for trade receivables are as follows:

	2021	2020	2019
At January 1	3,965	3,773	2,503
Charge of the year	2,022	2,192	3,656
Acquisition of subsidiary	—	—	46
Unused amounts reversed	(970)	(769)	(1,314)
Used during the year	(1,456)	(446)	(48)
Exchange differences	(538)	(785)	(1,070)
At December 31	3,023	3,965	3,773